Consolidated Statement of Income (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	9,920	9,028	8,297
Operating expenses
Labor and fringe benefits	1,952	1,812	1,744
Purchased services and material	1,248	1,120	1,036
Fuel	1,524	1,412	1,048
Depreciation and amortization	924	884	834
Equipment rents	249	228	243
Casualty and other	338	276	368
Total operating expenses	6,235	5,732	5,273
Operating income	3,685	3,296	3,024
Interest expense	(342)	(341)	(360)
Other income	315	401	212
Income before income taxes	3,658	3,356	2,876
Income tax expense	(978)	(899)	(772)
Net income	2,680	2,457	2,104
Earnings per share abstract
Basic (in dollars per share)	6.15	5.45	4.51
Diluted (in dollars per share)	6.12	5.41	4.48
Weighted-average number of shares
Basic (in shares)	435.6	451.1	466.3
Diluted (in shares)	437.7	454.4	470.1